PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2024	2023
Buildings	$3,414,388	$3,384,762
Furniture, fixtures and equipment	318,502	301,910
Leasehold improvements	160,161	134,091
Motor vehicles	2,732	2,717
Construction in progress	558	881

Sub-total	3,896,341	3,824,361
Less: accumulated depreciation and amortization	(1,244,172)	(1,048,555)

Property and equipment, net	$2,652,169	$2,775,806